Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Entity Registrant Name	LandBridge Corporation
Amendment Flag	false
Entity Central Index Key	0001995807
Document Type	8-K12B
Document Period End Date	Oct. 13, 2026
Entity Incorporation State Country Code	TX
Entity File Number	001-42150
Entity Information, Former Legal or Registered Name	LandBridge Company LLC
Entity Tax Identification Number	93-3636146
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	230‑8864
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	LB
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31